Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Public Utility, Property, Plant and Equipment [Line Items]
Disallowed capital expenditure losses		$ 353
Increase of estimated cost to decommision nuclear power plant	1,400
Increase in asset retirement obligaiton	596
Number of tax equity agreements	4
Carrying amount of investments in tax equity agreements	98	166
Pacific Gas And Electric Company [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Disallowed capital expenditure losses	196	353
PGE Corporation And Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Loss on debt extinguishment	157	163	186
Amortization on loss on debt extinguishment	23	23	18
Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Composite depreciation rate	3.51%	3.63%	3.67%
AFUDC interest recorded	47	49	40
AFUDC equity recorded	101	107	87
Nuclear decommissioning obligation accrued	2,500	2,500
Estimated cost recovery on spent nuclear fuel storage proceeding every year	3,500	3,500
Approximate estimated nuclear decommissioning cost in future dollars	6,100	6,100
Residential And Commercial Retail Solar Energy Installations [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Payments made under tax equity agreements	$ 362